FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2022
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS
NOTE 18:-	FINANCIAL INSTRUMENTS

Financial assets and liabilities:

	Carrying amount
	December 31,
	2022	2021
Financial assets at amortized cost:

Cash and cash equivalents	4,483	14,845
	5,700	—
Trade receivables	7,797	8,130
Other accounts receivable	1,912	1,468
Long term deposits	423	445

Total	20,315	24,888

Financial assets at fair value through profit or loss:

Call option from non-controlling interests	245	—
Short term investments	8,517	17,217
Total	8,762	17,217

Financial liabilities at amortized cost:

Credit from banks and others	2,169	1,798
Trade payables	3,757	2,885
Other payables	8,110	7,899
Loans from banks	13,008	17,173
Lease liabilities	11,565	13,530

Total	38,609	43,285

Financial liabilities at fair value through profit or loss:

Liability for share options	7,164	17,220
Other payables - liability to underwriters	1,131	1,021
Put option to non-controlling interests	—	67

Total	8,295	18,308

NOTE 18:-	FINANCIAL INSTRUMENTS (Cont.)

The main risks arising from the Group’s financial instruments are credit risk, foreign currency risk, interest rate risk, market risk and liquidity risk. The Board of Directors reviews and agrees on policies for managing each of these risks, which are summarized below.

a.	Concentration of credit risks:

Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of cash, cash equivalents, and trade receivables. Cash and cash equivalents are deposited with major banks. Management believes that the financial institutions that hold the Group’s investments are financially sound, and, accordingly, minimal credit risk exists with respect to these investments.

The Group’s trade receivables mainly derived from sales to customers in Germany and Israel. The Group has adopted credit policies and standards intended to accommodate industry growth and inherent risk. Management believes that credit risks are moderated by the diversity of its end customers. The Group performs ongoing credit evaluations of its customers’ financial condition and requires collateral as deemed necessary. An estimate for doubtful accounts is made when collection of the full amount is no longer probable.

b.	Foreign currency risk:

The Group is subject to foreign exchange risk as it holds cash and cash equivalents and short-term investments in foreign currency as the Group purchases its devices in foreign currency. Group management regularly monitors its foreign exchange risk and attempts to limit such risks by making adequate decisions regarding cash and credit positions.

Foreign currency sensitivity analysis:

The following table demonstrates the sensitivity test to a reasonably possible change in USD and EUR exchange rates, with all other variables held constant. The impact on the Company’s profit before tax is due to changes in the fair value of monetary assets. The Company’s exposure to foreign currency changes for all other currencies is immaterial.

	Change in	Effect on
	USD rate	profit tax
2022	+5%	(320)
	-5%	320

2021	+5%	(347)
	-5%	347

2020	+5%	(20)
	-5%	20

NOTE 18:-	FINANCIAL INSTRUMENTS (Cont.)

		Effect on
	Change in	profit
	EUR rate	before tax
2022	+5%	(38)
	-5%	38

2021	+5%	(252)
	-5%	252

2020	+5%	(113)
	-5%	113

c.	Market risk:

The Group has investments in marketable financial instruments that commencing from March 31, 2020 are classified as Financial assets at fair value through profit or loss in respect of which the Group is exposed to risk of fluctuations in the security price that is determined by reference to the quoted market price (level 1 of the fair value hierarchy). As of December 31, 2022, the balance of these investments is $8,517.

The following table demonstrates the sensitivity to a reasonably possible change in the market price with all other variables held constant, of the Group’s profit before tax (due to changes in the carrying amount of marketable securities).

	Increase/
	decrease	Effect on
	in	profit
	price	before tax
2022	+5%	426
	-5%	(426)

2021	+5%	861
	-5%	(861)

2020	+5%	324
	-5%	(324)

d.	Fair value of financial instruments not measured at fair value:

The carrying amounts of cash and cash equivalents, trade and other receivables, short-term credit from banks, trade payables and other accounts payable approximate their fair value due to the short-term maturity of such instruments. The carrying amount of long-term bank loan approximates the fair value as the interest rate is variable.

Management believes that the carrying amount of long-term deposits approximate their fair value.

NOTE 18:-FINANCIAL INSTRUMENTS (Cont.)

e.	Interest rate risk:

The Group’s exposure to the risk of changes in market interest rates relates primarily to the Group’s debt obligations with floating interest rates.

The effect of reasonably possible increase of 5% of the interest rate on the Group’s profit before tax is not material

f.	Liquidity risk:

The Group monitors its risk to a shortage of funds using a recurring liquidity planning tool. This tool considers the maturity of both its financial investments and financial assets and projected cash flows from operations.

The Group has long-term lease liabilities repayable in monthly equal installments until March, 2029.

Total aggregate contractual undiscounted payments including interest amounts to approximately $ 12,312.

The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments (including interest payments):

December 31, 2022:

	Less
	than
	one	1 to 2	2 to 3	3 to 4	4 to 5	>5
	year	years	years	years	years	years	Total
Trade payables	3,757	—	—	—	—	—	3,757
Accrued expenses	2,090	—	—	—	—	—	2,090
PUT option (*)	—	—	11,289	—	—	—	11,289
Liability for underwriter	1,131	—	—	—	—	—	1,131
Lease liabilities	2,478	2,294	1,932	1,726	3,608	274	12,312
Loans from bank	3,002	2,933	2,861	2,788	2,714	3,927	18,225
	12,458	5,227	16,082	4,514	6,322	4,201	48,804

December 31, 2021:

	Less
	than
	one	1 to 2	2 to 3	3 to 4	4 to 5	>5
	year	years	years	years	years	years	Total
Trade payables	2,885	—	—	—	—	—	2,885
Accrued expenses	2,150	—	—	—	—	—	2,150
PUT option (*)	—	—	—	11,633	—	—	11,633
Liability for underwriter	1,021	—	—	—	—	—	1,021
Lease liabilities	2,757	2,389	2,163	1,840	1,707	3,742	14,598
Loans from bank	2,289	2,885	2,885	2,884	2,884	7,212	21,039
	11,102	5,274	5,048	16,357	4,591	10,954	53,326
(*)	Estimated gross cash outflow assuming that option will be exercised at earliest possible date.

NOTE 18:-FINANCIAL INSTRUMENTS (Cont.)

g.	Changes in liabilities arising from financing activities:

			Foreign
	January 1,	Cash	exchange		December 31,
	2022	flows	movement	Other	2022
Lease liabilities (including current maturities)	13,530	(2,447)	(1,176)	1,657	11,564
Liability for underwriters	1,021	—	(129)	239	1,131
Long term bank loan	18,971	(1,665)	(2,130)	—	15,176
Credit from banks	—	—	—	—	—

Total liabilities from financing activities	33,522	(4,112)	(3,435)	1,896	27,871

			Foreign
	January 1,	Cash	exchange			December 31,
	2021	flows	movement		Other	2021
Lease liabilities (including current maturities)	12,235	(1,916)	(429)	*)	3,640	13,530
Liability for underwriters	—	—	39		982	1,021
Long term bank loan	—	18,265	706		—	18,971
Credit from banks	2,333	(2,716)	(6)		389	—

Total liabilities from financing activities	14,568	13,633	310		5,011	33,522
(*)	Initially consolidated subsidiary.

h.	Fair value:

The table below is a comparison between the carrying amount and fair value of the Company’s financial instruments that are presented in the financial statements not at fair value (other than those whose amortized cost is a reasonable approximation of fair values):

NOTE 18:-FINANCIAL INSTRUMENTS (Cont.)

Reconciliation of fair value measurements that are categorized within Level 3 of the fair value hierarchy in financial instruments:

	Financial instruments
			Call (Put)
	Liability for		option to non-
	share options	Liability to	controlling
	(*)	underwriters	interests, net	Total

Balance as of January 1, 2022	(17,220)	(1,021)	(67)	(18,308)

Issuance of Share Options
Remeasurement recognized in:
Profit (loss)	7,423	(240)	320	7,503
Other comprehensive income (loss)	1,618	130	(8)	1,740
Exercise of Share Options into shares	1,015	—	—	1,015

As of December 31, 2022	(7,164)	(1,131)	245	(8,050)

Presented in balance sheet:

Call option	—	—	245	245
Other payables (short-term)	—	(1,131)	—	(1,131)

Liability for share options	(7,164)	—	—	(7,164)

	Financial instruments
	Liability for		Put option to
	share options	Liability to	non-controlling
	(*)	underwriters	interests, net	Total
Balance as of January 1, 2021	—	—	—	—

Issuance of Share Options	(7,178)	(416)	(184)	(7,778)
Remeasurement recognized in:
Profit (loss)	(9,700)	(566)	120	(10,146)
Other comprehensive income (loss)	(661)	(39)	(3)	(703)
Exercise of Share Options into shares	319	—	—	319

As of December 31, 2021	(17,220)	(1,021)	(67)	(18,308)

Presented in balance sheet:
Put + Call option	—	—	(67)	(67)
Other payables (short- term)	—	(1,021)	—	(1,021)
Liability for share options	(17,220)	—	—	(17,220)

(*)See Note 23b for information on fair value measurement

NOTE 18:-FINANCIAL INSTRUMENTS (Cont.)

The Company used the Monte Carlo option pricing model when estimating the fair value of the Put and Call Options granted in the acquisition of Mediton Group – see Note 5b.

The following table lists the significant inputs to the Monte Carlo model used to determine the fair value of the Put Option net of the Call option:

	December 31,	December 31,
	2022	2021
Underlying asset value	35,541	39,496
Expected volatility of the share price	36.7%-39.2%	42.0%-43.2%
Discount rate	15%	14.4%
Risk-free interest rate	3.68%	0.48%
Term of option	3.67 years	4.67 years

The following table demonstrates the effect on fair value of a reasonably possible change in the underlying asset value with all other variables held constant:

2022:

Increase/
decrease in
underlying	Effect on
asset value	Fair value, net

+5%	463
-5%	(453)

2021:

Increase/
decrease in	Effect on
underlying	Fair value,
asset value	net
+5%	460
-5%	(603)